As filed with the Securities and Exchange Commission on December 27, 2017
1933 Act Registration File No. 333-220520
1940 Act File No. 811-23293

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	2	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	4	[X]

CUSHING® MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8117 Preston Road, Suite 440
Dallas, Texas 75225
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (214) 692-6334

Jerry V. Swank
Cushing® Asset Management, LP
8117 Preston Road, Suite 440
Dallas, Texas 75225
(Name and Address of Agent for Service)

Copies to:

Kevin T. Hardy, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60612

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 2 hereby incorporates Parts A and B from the Fund’s PEA No. 1 on Form N-1A filed on December 18, 2017.  This PEA No. 2 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 2 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas, on December 27, 2017.

CUSHING MUTUAL FUNDS TRUST Registrant By: /s/ Jerry V. Swank Jerry V. Swank Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to its Registration Statement has been signed below on December 27, 2017, by the following persons in the capacities indicated.

/s/ Jerry V. Swank Jerry V. Swank	Chief Executive Officer and Trustee
John H. Alban John H. Alban	Chief Financial Officer and Treasurer
Brian R. Bruce * Brian R. Bruce	Trustee
Brenda A. Cline * Brenda A. Cline	Trustee
Ronald P. Trout * Ronald P. Trout	Trustee
* By: /s/ Barry Y. Greenberg Barry Y. Greenberg (Pursuant to Power of Attorney previously filed and incorporated herein by reference)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE